UNIT-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $		$ 25	$ 12	$ 14
GGP Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		10 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		237,881	1,011,523		237,881	1,011,523
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares		$ 25.39	$ 19.71
GGP AO LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		10 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		1,657,948	1,387,289		1,657,948	1,387,289
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares		$ 22.51	$ 22.51
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Expiration period		10 years
Employee Stock Option | BPY Plan | Vesting in year 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage		20.00%
Employee Stock Option | BPY Plan | Vesting in year 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		797,674	150,835		797,674	150,835
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares		$ 19.53	$ 20.97
Number of share options granted (in shares)		895,744
Weighted average exercise price, granted (in usd per share) | $ / shares		$ 19.24
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		393,980	21,624		393,980	21,624
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares					$ 25.59	$ 22.88
Restricted Stock Units (RSUs) | Restricted BPR Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		357,313			357,313
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares		$ 19.22
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		1,156,117			1,156,117
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares		$ 18.87
Deferred Share Units | Brookfield Office Properties Inc. (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		1,514,124	1,458,667		1,514,124	1,458,667